Organization	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Organization

1.    Organization

World Gold Trust (the “Trust”) was organized as a Delaware statutory trust on August 27, 2014 and is governed by the Fourth Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), dated as of April 16, 2018, between WGC USA Asset Management Company, LLC (the “Sponsor”) and the Delaware Trust Company (the “Trustee”). The Trust is authorized to issue an unlimited number of shares of beneficial interest (“Shares”). The beneficial interest in the Trust may be divided into one or more series. The Trust has established six separate series. The accompanying financial statements relate to the Trust and SPDR® Long Dollar Gold Trust (the “Fund”), currently the only operational series of the Trust, which commenced operations on January 27, 2017. The fiscal year-end of both the Trust and the Fund is September 30.

On November 30, 2017, the Sponsor filed a Form S-1 with the Securities and Exchange Commission for The Gold Trust, a series of the Trust (the “New Fund”), which included an independent registered public accounting firm’s audit report on the statement of financial condition as of September 30, 2017 of the New Fund. As of and for the six months ended March 31, 2018, the New Fund has not commenced operations and as a result, the New Fund continues to not have any Shares outstanding, assets or liabilities, revenue or expenses. Accordingly, no statements have been provided for the New Fund within this quarterly report as there are no balances or relevant footnotes to present.

The investment objective of the Fund is to track the performance of the Solactive GLD® Long USD Gold Index (the “Index”), less Fund expenses. The Index seeks to track the daily performance of a long position in physical gold, as represented by the London Bullion Market Association (“LBMA”) Gold Price AM, and a short position in a basket of specific non-U.S. currencies (i.e., a long U.S. dollar (“USD”) exposure versus the basket). Those non-U.S. currencies, which are weighted according to the Index, consist of the Euro, Japanese Yen, British Pound Sterling, Canadian Dollar, Swedish Krona, and Swiss Franc (each, a “Reference Currency” and together, the “Reference Currencies”).

BNY Mellon Asset Servicing, a division of The Bank of New York Mellon (“BNYM”), is the Administrator and Transfer Agent of the Fund. BNYM also serves as the custodian of the Fund’s cash, if any. HSBC Bank plc (the “Custodian”) is responsible for custody of the Fund’s gold bullion. Merrill Lynch International is the Gold Delivery Provider to the Fund. State Street Global Advisors Funds Distributors, LLC is the marketing agent of the Fund. Solactive AG (the “Index Provider”) has licensed the Index to the Sponsor for use with the Fund.

The statement of financial condition and schedule of investments at March 31, 2018, the statements of operations and of cash flows for the three and six months ended March 31, 2018 and 2017, and the statement of changes in net assets for the six months ended March 31, 2018 have been prepared on behalf of the Trust and the Fund without audit. In the opinion of management of the Sponsor, all adjustments (which include normal recurring adjustments) necessary to present fairly the financial position, results of operations and cash flows as of and for the three and six months ended March 31, 2018 and for all periods presented have been made. These financial statements should be read in conjunction with the financial statements and notes thereto included in the Annual Report on Form 10-K for the fiscal year ended September 30, 2017. The results of operations for the three and six months ended March 31, 2018 are not necessarily indicative of the operating results for the full fiscal year.

Capitalized terms used but not defined herein have the meaning as set forth in the Declaration of Trust.

The Trust had no operations with respect to the Fund’s Shares prior to January 27, 2017 other than matters relating to its organization, the registration of the Fund’s Shares under the Securities Act of 1933, as amended, and the sale and issuance by the Fund to WGC (US) Holdings, Inc. of 10 Shares of the Fund for an aggregate purchase price of $1,000.

1.    Organization

World Currency Gold Trust (the “Trust”) was organized as a Delaware statutory trust on August 27, 2014 and is governed by the Third Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), dated as of January 6, 2017, between WGC USA Asset Management Company, LLC (the “Sponsor”) and the Delaware Trust Company (the “Trustee”). The Trust is authorized to issue an unlimited number of shares of beneficial interest (“Shares”). The beneficial interest in the Trust may be divided into one or more series. The Trust has established five separate series. The accompanying financial statements relate to the Trust and SPDR® Long Dollar Gold Trust (the “Fund”), currently the only operational series of the Trust, which commenced operations January 27, 2017. The fiscal year end of both the Trust and the Fund is September 30.

The investment objective of the Fund is to seek to track the performance of the Solactive GLD® Long USD Gold Index (the “Index”), less Fund expenses. The Index seeks to track the daily performance of a long position in physical gold, as represented by the London Bullion Market Association (“LBMA”) Gold Price AM, and a short position in a basket of specific non-U.S. currencies (i.e., a long U.S. dollar (“USD”) exposure versus the basket). Those non-U.S. currencies, which are weighted according to the Index, consist of the following: Euro, Japanese Yen, British Pound Sterling, Canadian Dollar, Swedish Krona, and Swiss Franc (each, a “Reference Currency” and together the “Reference Currencies”).

BNY Mellon Asset Servicing, a division of The Bank of New York Mellon (“BNYM”) is the Administrator and Transfer Agent of the Fund. BNYM also serves as the custodian of the Fund’s cash, if any. HSBC Bank plc (the “Custodian”) is responsible for custody of the Fund’s gold bullion. Merrill Lynch International is the Gold Delivery Provider to the Fund. State Street Global Advisors Funds Distributors, LLC is the marketing agent of the Fund. Solactive AG (“Index Provider”) has licensed the Index to the Sponsor for use with the Fund.

Capitalized terms used but not defined herein have the meaning as set forth in the Declaration of Trust.

The Trust had no operations with respect to the Fund’s Shares prior to January 27, 2017 other than matters relating to its organization, the registration of the Fund’s Shares under the Securities Act of 1933, as amended, and the sale and issuance by the Fund to WGC (US) Holdings, Inc. of 10 Shares of the Fund for an aggregate purchase price of $1,000.

SPDR Long Dollar Gold Trust [Member]
Organization

1.    Organization

World Gold Trust (the “Trust”) was organized as a Delaware statutory trust on August 27, 2014 and is governed by the Fourth Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), dated as of April 16, 2018, between WGC USA Asset Management Company, LLC (the “Sponsor”) and the Delaware Trust Company (the “Trustee”). The Trust is authorized to issue an unlimited number of shares of beneficial interest (“Shares”). The beneficial interest in the Trust may be divided into one or more series. The Trust has established six separate series. The accompanying financial statements relate to the Trust and SPDR® Long Dollar Gold Trust (the “Fund”), currently the only operational series of the Trust, which commenced operations on January 27, 2017. The fiscal year-end of both the Trust and the Fund is September 30.

On November 30, 2017, the Sponsor filed a Form S-1 with the Securities and Exchange Commission for The Gold Trust, a series of the Trust (the “New Fund”), which included an independent registered public accounting firm’s audit report on the statement of financial condition as of September 30, 2017 of the New Fund. As of and for the six months ended March 31, 2018, the New Fund has not commenced operations and as a result, the New Fund continues to not have any Shares outstanding, assets or liabilities, revenue or expenses. Accordingly, no statements have been provided for the New Fund within this quarterly report as there are no balances or relevant footnotes to present.

The investment objective of the Fund is to track the performance of the Solactive GLD® Long USD Gold Index (the “Index”), less Fund expenses. The Index seeks to track the daily performance of a long position in physical gold, as represented by the London Bullion Market Association (“LBMA”) Gold Price AM, and a short position in a basket of specific non-U.S. currencies (i.e., a long U.S. dollar (“USD”) exposure versus the basket). Those non-U.S. currencies, which are weighted according to the Index, consist of the Euro, Japanese Yen, British Pound Sterling, Canadian Dollar, Swedish Krona, and Swiss Franc (each, a “Reference Currency” and together, the “Reference Currencies”).

BNY Mellon Asset Servicing, a division of The Bank of New York Mellon (“BNYM”), is the Administrator and Transfer Agent of the Fund. BNYM also serves as the custodian of the Fund’s cash, if any. HSBC Bank plc (the “Custodian”) is responsible for custody of the Fund’s gold bullion. Merrill Lynch International is the Gold Delivery Provider to the Fund. State Street Global Advisors Funds Distributors, LLC is the marketing agent of the Fund. Solactive AG (the “Index Provider”) has licensed the Index to the Sponsor for use with the Fund.

The statement of financial condition and schedule of investments at March 31, 2018, the statements of operations and of cash flows for the three and six months ended March 31, 2018 and 2017, and the statement of changes in net assets for the six months ended March 31, 2018 have been prepared on behalf of the Trust and the Fund without audit. In the opinion of management of the Sponsor, all adjustments (which include normal recurring adjustments) necessary to present fairly the financial position, results of operations and cash flows as of and for the three and six months ended March 31, 2018 and for all periods presented have been made. These financial statements should be read in conjunction with the financial statements and notes thereto included in the Annual Report on Form 10-K for the fiscal year ended September 30, 2017. The results of operations for the three and six months ended March 31, 2018 are not necessarily indicative of the operating results for the full fiscal year.

Capitalized terms used but not defined herein have the meaning as set forth in the Declaration of Trust.

The Trust had no operations with respect to the Fund’s Shares prior to January 27, 2017 other than matters relating to its organization, the registration of the Fund’s Shares under the Securities Act of 1933, as amended, and the sale and issuance by the Fund to WGC (US) Holdings, Inc. of 10 Shares of the Fund for an aggregate purchase price of $1,000.

1.    Organization

World Currency Gold Trust (the “Trust”) was organized as a Delaware statutory trust on August 27, 2014 and is governed by the Third Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), dated as of January 6, 2017, between WGC USA Asset Management Company, LLC (the “Sponsor”) and the Delaware Trust Company (the “Trustee”). The Trust is authorized to issue an unlimited number of shares of beneficial interest (“Shares”). The beneficial interest in the Trust may be divided into one or more series. The Trust has established five separate series. The accompanying financial statements relate to the Trust and SPDR® Long Dollar Gold Trust (the “Fund”), currently the only operational series of the Trust, which commenced operations January 27, 2017. The fiscal year end of both the Trust and the Fund is September 30.

The investment objective of the Fund is to seek to track the performance of the Solactive GLD® Long USD Gold Index (the “Index”), less Fund expenses. The Index seeks to track the daily performance of a long position in physical gold, as represented by the London Bullion Market Association (“LBMA”) Gold Price AM, and a short position in a basket of specific non-U.S. currencies (i.e., a long U.S. dollar (“USD”) exposure versus the basket). Those non-U.S. currencies, which are weighted according to the Index, consist of the following: Euro, Japanese Yen, British Pound Sterling, Canadian Dollar, Swedish Krona, and Swiss Franc (each, a “Reference Currency” and together the “Reference Currencies”).

BNY Mellon Asset Servicing, a division of The Bank of New York Mellon (“BNYM”) is the Administrator and Transfer Agent of the Fund. BNYM also serves as the custodian of the Fund’s cash, if any. HSBC Bank plc (the “Custodian”) is responsible for custody of the Fund’s gold bullion. Merrill Lynch International is the Gold Delivery Provider to the Fund. State Street Global Advisors Funds Distributors, LLC is the marketing agent of the Fund. Solactive AG (“Index Provider”) has licensed the Index to the Sponsor for use with the Fund.

Capitalized terms used but not defined herein have the meaning as set forth in the Declaration of Trust.

The Trust had no operations with respect to the Fund’s Shares prior to January 27, 2017 other than matters relating to its organization, the registration of the Fund’s Shares under the Securities Act of 1933, as amended, and the sale and issuance by the Fund to WGC (US) Holdings, Inc. of 10 Shares of the Fund for an aggregate purchase price of $1,000.

The Gold Trust [Member]
Organization

1.    Organization

The Gold Trust (the “Fund”) is a series of World Currency Gold Trust (“Trust”). The Trust was organized as a Delaware statutory trust on August 27, 2014 and is governed by a Third Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”) dated as of January 6, 2017, between WGC USA Asset Management Company, LLC (the “Sponsor”) and the Delaware Trust Company (the “Trustee”). The Trust is authorized to issue an unlimited number of shares of beneficial interest. The beneficial interest in the Trust may be divided into one or more series. The Trust has established six separate series, only one of which to date (the SPDR® Long Dollar Gold Trust) has commenced operations. The accompanying statement of financial condition relates only to the Fund. The fiscal year end of the Fund is September 30. The Fund will issue shares of beneficial interest (“Shares”), which represent units of fractional undivided beneficial interest in and ownership of only that Fund. The Fund has had no operations to date other than matters relating to its establishment as a series of the Trust and the registration of the offering of its Shares under the Securities Act of 1933. The proposed investment objective of the Fund is for the Shares to reflect the performance of the price of gold bullion, less the expenses of the Fund’s operations.

BNY Mellon Asset Servicing, a division of The Bank of New York Mellon, or “BNYM”, will serve as the administrator and transfer agent of the Fund. BNYM will also serve as the custodian of the Fund’s cash, if any. The Sponsor shall appoint a custodian which will hold the Fund’s Gold Bullion.

Capitalized terms used but not defined herein shall have the meaning as set forth in the Declaration of Trust.